Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000016770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.22%)	(1.00%)	1.09%
C000016773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.75%	(1.19%)	0.63%
C000016774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016770
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%	(0.45%)	1.37%
Without Sales Load [Member] | C000016773
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%	(1.19%)	0.63%
Without Sales Load [Member] | C000016774
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%	(0.20%)	1.63%
Without Sales Load [Member] | C000016775
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%	(0.19%)	1.64%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	(0.60%)	1.19%